Income Taxes - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended						12 Months Ended		1 Months Ended							1 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2012 Domestic Country	Mar. 31, 2012 Foreign Country	Feb. 15, 2012 Sony Ericsson	Mar. 31, 2012 Minimum	Mar. 31, 2012 Maximum	Nov. 30, 2011 Fiscal year ending March 31, 2013 to March 31, 2015	Nov. 30, 2011 Fiscal year ending March 31, 2016	Mar. 31, 2011 Japanese National Filing Group	Mar. 31, 2012 Sony Americas Holding Inc.	Mar. 31, 2012 Sony Europe Limited	Mar. 31, 2012 Japan Gaap Subsidiaries for Local Tax Purposes	Mar. 31, 2012 Sony Music Entertainment (Japan) Inc	Nov. 30, 2011 Change in Tax Law	Mar. 31, 2012 Change in Tax Law Minimum	Mar. 31, 2012 Change in Tax Law Maximum
Income Taxes [Line Items]
Increase (decrease) in income taxes			¥ 30,422
Percentage of annual use of net operating loss carryforwards																80.00%
Net operating loss carryforward period in Japan							7 years	9 years									7 years	9 years
Statutory tax rate	(41.00%)	41.00%	41.00%						38.00%	36.00%
Deferred tax expense	206,694	307,421	(65,162)													32,729
Increase in total deferred tax assets, net		61,115
Increase in total deferred tax assets, gross		71,126
Increase in total deferred tax assets, valuation allowance		10,011
Net increase (decrease) in total valuation allowance	394,520	347,460	5,741
Cumulative loss position period		3 years
Valuation allowance											362,316	203,025	20,694	32,631
Valuation allowance for deferred tax asset	868,233	473,713				78,393
Undistributed earnings of foreign subsidiaries and corporate joint ventures not expected to be remitted	1,043,693
Gain on subsidiary's sale of stock arising from issuance of common stock															61,544
Operating loss carryforwards for tax purposes	533,912	387,982
Tax loss carryforwards with no expiration period	125,537
Expiration of remaining operating loss carryforwards	Substantially all of the total operating loss carryforwards expire at various periods between the fiscal years ending March 31, 2013 and 2021 and the remaining amounts expire in periods up to 20 years depending on the jurisdiction.
Tax credit carryforwards for tax purposes	73,945
Tax credit carryforwards with no expiration period	14,021
Expiration dates for remaining tax credit carryforwards								10 years
Interest expense recorded (reversed)	(1,336)	3,612	4,707
Penalties recorded (reversed)	(333)	(261)	1,565
Liabilities recorded for the payments of interest	13,187	14,523
Liabilities recorded for the payments of penalties	4,074	4,407
Maximum unrecognized tax benefits expected reduction within the next 12 months	¥ 122,227
Tax years subject to examinations				From 2005 through 2011	From 1998 through 2011